Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Interest-bearing Deposit Liabilities [Abstract]
2017	¥ 29,535
2018	11,118
2019	5,513
2020	9,512
2021	11,912
Later fiscal years	33,935
Total	¥ 101,525